Offerings	Jun. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	670,000,000
Maximum Aggregate Offering Price	$ 670,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 92,527.00
Offering Note	An indeterminate number of common shares and subscription rights to purchase common shares are being registered as may from time to time be offered, on an immediate, continuous or delayed basis, at indeterminate prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An indeterminate number of common shares and subscription rights to purchase common shares are being registered as may from time to time be offered, on an immediate, continuous or delayed basis, at indeterminate prices. (2) No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase common shares, including any shares issued pursuant to an over-subscription privilege or a secondary over subscription privilege, will be shares registered under this Registration Statement.